UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21901

Exact name of registrant as specified in charter:	abrdn Global Dynamic Dividend Fund

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Sharon Ferrari
abrdn Inc.
1900 Market Street Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2024

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2024, originally filed with the Securities and Exchange Commission on January 10, 2025 (Accession Number 0001104659-25-002460). The purpose of this amendment is to revise the certification of the Principal Financial Officer required by Rule 30a-2 and included in Item 19(a)(3) of the Form N-CSR in order to correct the date of the signature thereof. Except as set forth above this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing, the entirety of which is incorporated here by reference.